Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Cash and cash equivalents
Cash on hand and in banks (Note 27)	8,547	9,993
Temporary cash investments (Note 27)	1,464	6,184
Total	10,011	16,177